Capital, Share Premium, Reserves - Other comprehensive income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Capital, Share Premium, Reserves
Opening value at January 1			€ 176	€ 202
Currency translation differences	€ (50)	€ (12)	(78)	(114)
Ending value at, total other comprehensive income	98	88	98	88
Currency translation reserve
Capital, Share Premium, Reserves
Opening value at January 1			174	270
Currency translation differences			(78)	(114)
Ending value at, total other comprehensive income	96	156	96	156
Post-employment benefit obligations
Capital, Share Premium, Reserves
Opening value at January 1			2	(68)
Currency translation differences			0	0
Ending value at, total other comprehensive income	€ 2	€ (68)	€ 2	€ (68)